Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (Woodside) (1)	Summary Compensation Table Total for PEO (Mathrubootham) (1)	Compensation Actually Paid to PEO (Woodside)(2)	Compensation Actually Paid to PEO (Mathrubootham)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:			Net Income (Loss) (millions)(7)	Non- GAAP Operating Margin(8)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return - S&P 500 IT(6)	Peer Group Total Shareholder Return - S&P 500 System Software(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)
2025	15,623,481	-	8,297,324	-	4,405,886	(563,621)	$26	$209	$107	$183.7	21.2%
2024	$15,022,796	$18,858,981	$(11,587,888)	$(61,331,403)	$6,702,542	$(3,818,037)	$34	$170	$108	$(95.4)	13.8%
2023	—	$962,184	—	$47,094,192	$4,681,721	$11,981,880	$49	$125	$86	$(137.4)	7.5%
2022	—	$516,611	—	$(96,749,821)	$11,446,469	$(1,829,320)	$31	$80	$62	$(232.1)	(4.5)%
2021	—	$234,027,721	—	$241,534,679	$12,247,122	$27,731,839	$55	$113	$94	$(192.0)	(4.9)%

Company Selected Measure Name			Non-GAAP Operating Margin
Named Executive Officers, Footnote			The dollar amounts reported in column (c) are the amounts of total compensation reported for our principal executive officer(s) (“PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.” Mr. Mathrubootham served as our PEO from 2010 until May 2024. Mr. Woodside has served as our PEO since May 1, 2024. For purposes of this table, Mr. Woodside was a Non-PEO NEO (as defined in footnote 4 below) in 2022 and 2023 and Mr. Mathrubootham was a Non-PEO NEO in 2025.
Peer Group Issuers, Footnote			Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 500 Systems Software. The Company transitioned from the S&P 500 Information Technology Sector to the S&P 500 Systems Software index to provide a more precise benchmark against companies with similar SaaS-based business models and enterprise software cycles. This shift minimizes the impact of externalities from unrelated industries like hardware and semiconductors.
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Woodside’s total compensation for 2025 to determine the compensation actually paid:

PEO	Year	Reported Summary Compensation Table Total for PEO	Deductions: Value of Equity Awards Reported in Summary Compensation Table(a)	Additions: Value of Stock and Option Awards calculated in accordance with SEC methodology for determining Compensation Actually Paid(b)(c)	Compensation Actually Paid to PEO
Woodside	2025	$15,623,481	$(14,304,076)	$6,977,919	$8,297,324
a.The grant date fair value of equity awards represents the total of the amount reported in the “Stock Awards” column in the Summary Compensation Table for 2025.
b.For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodology (including volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP.
The valuation assumptions used to calculate Mr. Woodside’s option award fair values are as follows:
•risk-free rates of 3.59% - 4.01% for the pay-versus-performance valuation versus 4.53% for the prior year valuation and 3.37% for grant-date valuation;
•the expected option term estimates of 3.5 - 4.2 years for the pay-versus-performance valuation versus 4.3 years for the prior year valuation and 6.1 years for the grant date valuation;
•stock price volatility of 50% - 60% for the pay-versus-performance valuation versus 65% for the prior year grant date valuations;
•the stock price on the valuation date of $11.85 – $16,33 for the pay-versus-performance valuation versus $16.36 for the prior year valuation and $13.38 for grant date valuation; and
•dividend yield of 0% for the pay-versus-performance, prior year, and grant date valuations.
c.The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The amounts deducted or added in calculating the equity award adjustments are as follows:

PEO	Year	Year End Fair Value of Equity Awards Granted in Year	Change in Fair Value of Prior Year Awards Unvested at Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Award Value Included in Compensation Actually Paid
Woodside	2025	$8,923,023	$1,353,390	$1,488,936	$(4,787,429)	—	—	$6,977,919

(3) The dollar amounts reported in column (f) represent the average of the amounts reported for our non-PEO NEOs as a group (excluding Mr. Mathrubootham with respect to 2021, 2022 and 2023, excluding Messrs. Mathrubootham and Woodside with respect to 2024, and excluding Mr. Mathrubootham with respect to 2025) (our “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Rathna Girish Mathrubootham, Tyler Sloat and Mika Yamamoto; (ii) for 2024, Tyler Sloat, Mika Yamamoto, and Srinivasagopalan Ramamurthy; (iii) for 2023, Dennis Woodside, Tyler Sloat, Srinivasagopalan Ramamurthy, Mika Yamamoto, Stacey Epstein, and Pradeep Rathinam; (iv) for 2022, Dennis Woodside, Tyler Sloat, Stacey Epstein, Srinivasagopalan Ramamurthy and José Morales; and (v) for 2021, Stacey Epstein and Srinivasagopalan Ramamurthy.
			(4)The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year
Non-PEO NEO Average Total Compensation Amount			$ 4,405,886	$ 6,702,542	$ 4,681,721	$ 11,446,469	$ 12,247,122
Non-PEO NEO Average Compensation Actually Paid Amount			$ (563,621)	(3,818,037)	11,981,880	(1,829,320)	27,731,839
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote 3:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Deductions: Average Value of Equity Awards Reported in Summary Compensation Table	Additions: Average Value of Stock and Option Awards calculated in accordance with SEC methodology for determining Compensation Actually Paid (a)(b)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$4,405,886	$(3,607,803)	$(1,361,704)	$(563,621)
a.For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodology that are consistent with those used to estimate fair value at grant under U.S. GAAP.
b.The amounts deducted or added in calculating the total average equity award adjustments are shown in the table below.

Year	Average Year End Fair Value of Equity Awards Granted in Year	Average Change in Fair Value of Prior Year Equity Awards Unvested at Year End	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Equity Award Value Included in Compensation Actually Paid
2025	$2,250,582	$(556,201)	$375,543	$(939,653)	(2,491,975)	—	$(1,361,704)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid, Freshworks Cumulative TSR and Peer Group Cumulative TSR
The following graph sets forth the relationship between compensation actually paid to our PEO(s) for the applicable year, the average compensation actually paid to our Non-PEO NEOs for the applicable year, and the Company’s cumulative TSR and cumulative TSR of the S&P 500 Information Technology Sector peer group over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Net Income (Loss)
The following graph sets forth the relationship between compensation actually paid to our PEO(s) for the applicable year, the average of compensation actually paid to our Non-PEO NEOs for the applicable year, and the Company’s net income (loss) over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Non-GAAP Operating Margin
The following graph sets forth the relationship between compensation actually paid to our PEO(s) for the applicable year, the average of compensation actually paid to our Non-PEO NEOs for the applicable year, and the Company’s Non-GAAP Operating Margin over the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid, Freshworks Cumulative TSR and Peer Group Cumulative TSR
The following graph sets forth the relationship between compensation actually paid to our PEO(s) for the applicable year, the average compensation actually paid to our Non-PEO NEOs for the applicable year, and the Company’s cumulative TSR and cumulative TSR of the S&P 500 Information Technology Sector peer group over the five most recently completed fiscal years.

Tabular List, Table			Non-GAAP Operating Margin; •Net New ARR; •Revenue; and •Free Cash Flow (as defined in “Compensation Discussion and Analysis—Elements of Our Executive Compensation Program—Long-Term Equity Incentives”).
Total Shareholder Return Amount			$ 26	34	49	31	55
Net Income (Loss)			$ 183,700,000	$ (95,400,000)	$ (137,400,000)	$ (232,100,000)	$ (192,000,000.0)
Company Selected Measure Amount			0.212	0.138	0.075	(0.045)	(0.049)
PEO Name	Mathrubooth		Mr. Woodside		Mr. Mathrubootham	Mr. Mathrubootham	Mr. Mathrubootham
Additional 402(v) Disclosure	The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to our PEO(s), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO(s) during the applicable yearFor purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodology that are consistent with those used to estimate fair value at grant under U.S. GAAP. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period. For purposes of the Company’s 2021 cumulative TSR, the measurement period begins on the date that the Company became a reporting company in 2021. The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.As described in greater detail above in the “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The metrics that we use for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The performance measures (financial and non-financial) used by us to link executive compensation actually paid to our named executive officers, for the most recently completed fiscal year, to our performance are as follows:
Relationship Disclosure
			In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Peer Group Total Shareholder Return S&P 500 IT Amount			$ 209	$ 170	$ 125	$ 80	$ 113
Peer Group Total Shareholder Return S&P 500 System Software Amount			$ 107	108	86	62	94
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description			Non-GAAP Operating Margin is a non-GAAP financial measure, which represents the GAAP income (loss) from operations, excluding the impact of stock-based compensation, amortization of acquired intangibles and acquisition related expenses, as a percentage of total revenue.
Woodside [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,623,481	15,022,796
PEO Actually Paid Compensation Amount			$ 8,297,324	(11,587,888)
PEO Name		Mr. Woodside
Mathrubootham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				18,858,981	962,184	516,611	234,027,721
PEO Actually Paid Compensation Amount				$ (61,331,403)	$ 47,094,192	$ (96,749,821)	$ 241,534,679
PEO | Measure:: 1
Pay vs Performance Disclosure
Name			Non-GAAP Operating Margin;
PEO | Measure:: 2
Pay vs Performance Disclosure
Name			Net New ARR;
PEO | Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
PEO | Measure:: 4
Pay vs Performance Disclosure
Name			Free Cash Flow
PEO | Woodside [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 6,977,919
Adjustment to Compensation Amount, Additions			6,977,919
PEO | Woodside [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,923,023
PEO | Woodside [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,353,390
PEO | Woodside [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,488,936
PEO | Woodside [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,787,429)
PEO | Woodside [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Woodside [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Woodside [Member] | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(14,304,076)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,361,704)
Adjustment to Compensation Amount, Additions			(1,361,704)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,250,582
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(556,201)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			375,543
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(939,653)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,491,975)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Deductions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,607,803)